                       AIM VARIABLE INSURANCE FUNDS, INC.

                        AIM V.I. AGGRESSIVE GROWTH FUND
                             AIM V.I. BALANCED FUND
                       AIM V.I. CAPITAL APPRECIATION FUND
                       AIM V.I. CAPITAL DEVELOPMENT FUND
                        AIM V.I. DIVERSIFIED INCOME FUND
                         AIM V.I. GLOBAL UTILITIES FUND
                      AIM V.I. GOVERNMENT SECURITIES FUND
                              AIM V.I. GROWTH FUND
                         AIM V.I. GROWTH & INCOME FUND
                            AIM V.I. HIGH YIELD FUND
                       AIM V.I. INTERNATIONAL EQUITY FUND
                           AIM V.I. MONEY MARKET FUND
                              AIM V.I. VALUE FUND


                        Supplement dated April 16, 1999
                      to the Prospectus dated May 1, 1998,
                         as supplemented July 1, 1998,
                    October 2, 1998 October 5, 1998, January
                   4, 1999, March 17, 1999 and April 1, 1999


The following paragraph replaces in its entirety the fifth full paragraph appearing under the heading "MANAGEMENT-PORTFOLIO MANAGEMENT" on page 21 of the prospectus:

      "A. Dale Griffin III, Barrett K. Sides, Clas G. Olsson and Jason T. Holzer are responsible for day-to-day management of the International Fund's portfolio securities. Mr. Griffin is Vice President of AIM Capital and has been responsible for the Fund since its inception in 1993. He has been associated with AIM and/or its subsidiaries since 1989 and has been an investment professional since 1987. Mr. Sides is Assistant
      Vice President of AIM Capital and has been associated with AIM and or its subsidiaries since 1990. He has been responsible for the Fund since 1995 and has been an investment professional since 1990. Mr.
      Olsson has been responsible for the Fund since 1997. He has been associated with AIM and/or its subsidiaries since 1994 and has been an investment professional since 1994. Mr. Holzer has been responsible for the Fund since 1999. He has been associated with AIM and/or its subsidiaries and has been an investment professional since 1994."